Ordinary Shares	12 Months Ended
Dec. 31, 2025
Federal Home Loan Banks [Abstract]
Ordinary Shares
16.	ORDINARY SHARES
In 2023, 2024 and 2025, 6,467,898, 4,486,870 and 5,619,438 ordinary shares were issued in connection with the exercise of options and vesting of restricted share units previously granted to employees, executives and consultants under the Company’s share incentive plans (see Note 18), respectively.
On June 7, 2022, the Company’s Board of Directors authorized a share repurchase program (the “Share Repurchase Program”) under which the Company may repurchase up to US$200 million of its shares over the next 24 months. The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.
On March 14, 2024, the Company’s board of directors approved to amend the Share Repurchase Program to (i) extend the term of the Share Repurchase Program up to June 30, 2026, and (ii) upsize the Share Repurchase Program so that the Company is authorized to, from time to time, acquire up to an aggregate of US$286.1 million worth of its shares in the form of ADSs and/or the ordinary shares of the Company in the open market and through privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. On March 12, 2025, the Company’s board of directors approved an additional amendment to the Share Repurchase Program, to (i) extend the term of the Share Repurchase Program up to March 31, 2027, and (ii) upsize the Share Repurchase Program by another $200 million, so that the Company is authorized to, from time to time, acquire up to an aggregate of US$486.1 million worth of its shares in the form of ADSs and/or the ordinary shares of the Company in the open market and through privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.

For the years ended December 31, 2023, 2024 and 2025, the Company repurchased 8,354,042, 51,386,354 and 30,238,190 Class A ordinary shares for US$29,378 (RMB212,195), US$166,287 (RMB1,197,439) and US$104,605 (RMB749,983) on the open market, at a weighted average price of US$7.01, US$6.45 and US$6.90 per ADS, respectively. The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity. For the years ended December 31, 2024 and 2025, the Company cancelled 99,243,960 and 20,179,614 Class A ordinary shares from treasury stock, respectively.